Fixed Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fixed Assets, Net (Details) [Line Items]
Depreciation expense	$ 874,858	$ 1,198,122
Impairment charges		293,619
Other Machinery and Equipment [Member]
Fixed Assets, Net (Details) [Line Items]
Impairment charges	$ 0	$ 1,690,028